Accrued Expenses (Schedule of Accrued Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 2,410	$ 1,279
Accrued loan interest	780	1,397
Accrued legal and professional fees	409	310
Total	$ 3,599	$ 2,986